INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 3,599,477	$ 3,381,471	$ 3,838,433
Decrease (increase) in inventories of finished goods and work in progress	33,890	21,580	26,877
Provision for inventory obsolescence	65,490	31,600
Inventory write-down	$ 933	$ 300	$ 1,734